Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Domestic - Canada					$ 165,628,760	$ (6,463,606)
Foreign - outside of Canada					(755,033,646)	0
Loss before income taxes	$ (159,080,687)	$ (473,836,766)	$ (221,082,361)	$ (456,931,217)	$ (589,404,886)	$ (6,463,606)